EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Table)	3 Months Ended
Jun. 30, 2025
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES
Schedule of exploration and evaluation expenses incurred
	IKE	JOY	DUKE	OTHER	TOTAL
Three months ended June 30, 2025	($)	($)	($)	($)	($)
Assays and analysis	32,389	133,114	53,377	24,400	243,280
Drilling	424	357,201	1,568,494	-	1,926,119
Environmental	330	8,087	8,797	-	17,214
Equipment rental	-	2,470	8,129	2,182	12,781
Freight	-	84,564	81,521	-	166,085
Geological, including geophysical	43,862	370,524	568,944	56,065	1,039,395
Graphics	106	6,521	-	43	6,670
Helicopter and fuel	-	341,149	1,030,136	-	1,371,285
Operations support	6,744	427,305	396,249	-	830,298
Property acquisition and assessments costs	4,225	15,024	4,745	105,200	129,194
Socioeconomic	8,952	145,095	22,500	825	177,372
Technical data	-	-	146	-	146
Travel and accommodation	485	132,139	509,979	4,922	647,525
Total	97,517	2,023,193	4,253,017	193,637	6,567,364

	IKE	JOY	DUKE	OTHER	TOTAL
Three months ended June 30, 2024	($)	($)	($)	($)	($)
Assays and analysis	-	42,432	139,658	1,748	183,838
Drilling	-	510,538	725,353	-	1,235,891
Environmental	165	4,244	7,615	-	12,024
Equipment rental	4,050	18,158	37,478	-	59,686
Freight	-	29,859	38,699	-	68,558
Geological, including geophysical	-	238,430	802,030	6,905	1,047,365
Graphics	100	3,126	12,269	-	15,495
Operations support	-	296,701	445,892	1,745	744,338
Helicopter and fuel	-	284,800	677,589	-	962,389
Property acquisition and assessments costs	8,091	775	3,921	100,130	112,917
Socioeconomic	48,852	74,361	38,643	313	162,169
Technical data	-	9,480	9,550	-	19,030
Travel and accommodation	1,745	48,841	68,452	2,395	121,433
	63,003	1,561,745	3,007,149	113,236	4,745,133